Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Consolidation, Policy [Policy Text Block]
(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance. Non-controlling interests in subsidiaries are presented separately from the Company’s equity therein.

Use of Estimates, Policy [Policy Text Block]
(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s financial statements include allowance for doubtful accounts, inventory valuation, impairment of long-lived assets, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

Liquidity Disclosure [Policy Text Block]
(d) Going concern

Although the Company incurred an operating loss and negative cash flows from operations for the year ended December 31, 2017 and had accumulated deficits as of that date, the Company improved its liquidity position by selling non-core assets and investments. Furthermore, the Company continually focused on reducing operating costs, including at the Company management level by reducing headcount, changing to lower cost vendors and reducing travel expenses. As a result, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(e) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

• Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

• Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

• Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors change. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, convertible loan receivable, available-for-sale securities, accounts payable and long-term debt. For cash and cash equivalents, restricted cash, accounts receivable, and accounts payable, the carrying amounts of these financial instruments as of December 31, 2016 and 2017 were considered representative of their fair values due to their short-term nature. The carrying values of long-term debt and convertible loan receivable approximate their fair values as the impact of discounting the long-term debt and convertible loan receivable with a market based interest rate is insignificant. The marketable securities are carried at fair values based on an independent valuation report.

Cash and Cash Equivalents, Policy [Policy Text Block]
(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased. At December 31, 2016 and 2017, cash equivalents were comprised of investments in time deposits and money market funds stated at cost plus accrued interest totaling $7.5 million and nil, respectively.

Cash balances of the Company that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Company does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Company complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 133,023,148 ($19,175,890) and RMB 123,510,697 ($18,902,191) as of December 31, 2016 and 2017, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(g) Restricted cash

Under third-party bank channel sales arrangements, the Company is required to maintain certain cash balances in the banks. These balances related to the third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $72,077 and $78,051 as of December 31, 2016 and 2017, respectively.

Inventory, Policy [Policy Text Block]
(h) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the inventory to the estimated market value. The Company estimates excess and slow-moving inventory based upon assumptions of future demand and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
(i) Available for sale securities

The Company invests in marketable equity securities to meet business objectives. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities in investment securities. The assessment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders' equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of operations and comprehensive income (loss). The new cost basis of the investments would not be adjusted for subsequent recoveries in fair values. The Company recorded no impairments of available-for-sale securities for the years ended December 31, 2015, 2016 and 2017.

Land Use Rights [Policy Text Block]
(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over the 50 year useful life of the right.

Property, Plant and Equipment, Policy [Policy Text Block]
(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Buildings	20 years
Machinery	10 years
Information Technology equipment	5 years
Computers and office equipment	3-5 years
Vehicles	3-4 years

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

Long Lived Assets, Held For Sale [Policy Text Block]
(m) Held-for-sale assets

Assets are classified as held-for-sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. A long-lived asset classified as held-for-sale shall be measured at the lower of its carrying amount or fair value less cost to sell. An impairment test is required and an impairment charge is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

During 2015, the Company classified certain real estate properties of $3,808,471 as held-for-sale at the time management committed to a plan to sell these properties to third parties. The Company entered into sale agreements for total cash consideration of approximately $11.3 million. The sales were subsequently completed in early 2016.

During 2017, the Company classified HJX product related assets, intangible assets and prepaid copyright expense, of $475,936 as held-for-sale as the Company reached an agreement in June 2017 to sell a majority stake in its HJX related business to a third-party investor and operator Specifically, the agreement includes the establishment of a joint venture that will be controlled and operated by such third party.

During 2017, the Company also classified land use rights and related building with carrying amount $16,546,694 as held-for-sale at the time management committed to a plan to sell the shares of Bright Rainbow Investments Limited to a third-party. Bright Rainbow owns the entire share capital of Shanghai Hao Ji Xing Digital Technology Co., Ltd., which owns the land use rights to the land plot located on Qingpu and all the buildings, fixtures and related facilities.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(n) Impairment of long-lived assets

The Company evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Investment In Affiliates [Policy Text Block]
(o) Investment in affiliates

Affiliated companies are entities which the Company owes equity interest in common stock or in-substance common stock. The affiliated companies are classified by the companies in which the Company has significant influence or non-significant influence. The Company generally considers an ownership interest of 20% or higher to represent significant influence.

The affiliated companies in which the Company has non-significant influence are accounted for using the cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Company’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. A series of operating losses of the investee or other factors may indicate that a decrease in value of the investment has occurred which is other-than-temporary and should accordingly is recognized.

Affiliated companies in which the Company has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Company’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Company evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

Convertible loan [Policy Text Block]
(p) Convertible loan receivable

The convertible loan receivable in the consolidated balance sheets as of December 31, 2016 and 2017 represents a loan receivable (the “Note”) from a third party (the “Borrower”), net of provision for credit losses, if any. Interest income derived from the loan is recognized as earned. The Company has the option to convert, all or any part of the outstanding principal and unpaid accrued interest in a single tranche at any time prior to the maturity date of the loan, into such amount of equity interest in the borrower that represents a percentage of equity ownership obtained by dividing the aggregate outstanding principal and unpaid accrued interest on the Note on the date of conversion, by RMB 100,000,000. The Company has evaluated the conversion feature and believes it is not considered an embedded derivative instrument subject to bifurcation as the conversion option does not provide the Company with means to net settle the contracts in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. At each balance sheet date, amounts due under the Note are assessed for purposes of determining the appropriate provision for credit losses. In order to estimate the allowance for credit losses, the Company assesses at each period end the ability of the Borrower to meet its obligations under the loan agreement by taking into consideration existing economic conditions, the current financial condition of the Borrower and historical losses, if any, and any other risks/factors that may affect its future financial condition and its ability to meet its obligations. The Note was personally guaranteed by Mr. Roche, the Chairman of the Company. Mr. Roche unconditionally and irrevocably guarantees to Acorn the due and prompt payment by the Borrower of any unpaid principal and interest.

Revenue Recognition, Policy [Policy Text Block]
(q) Revenue recognition

Direct sales

The Company’s direct sales revenues consist primarily of product sales through our outbound marketing platforms (which until early 2015 included TV direct sales, or informercials) and our internet sales platform. The Company recognizes revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”), net of the unsuccessful product deliveries.

The Company relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Company data as to their successful deliveries for the Company’s direct sales products through our outbound marketing platforms. The Company relies on EMS and other local delivery companies to provide the Company data as to their successful deliveries for the Company’s direct sales products through our internet sales platforms. EMS and other local delivery companies regularly report product delivery information. In 2015, 2016 and 2017, direct sales net revenues were adjusted in respective years based on actual unsuccessful product deliveries experience reported by EMS and other local delivery companies. For unsuccessful deliveries, EMS and other local delivery companies are required to return the undelivered products to the Company. It generally takes two to three weeks for EMS to return the undelivered products to the Company whereas it generally takes approximately seven days for local delivery companies to do so.

Distribution sales

The Company’s distribution sales consist of product sales to distributors across the Company’s nationwide distribution network. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. The Company recognizes revenues for products sold through its nationwide distribution network when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, distributors are required to pay in advance for the Company’s products. Historically, some distributors were given customary credit terms based on their creditworthiness. Starting from 2016, the Company stopped granting credit terms to distributors.

Sales taxes

The Company presents revenues net of sales taxes incurred. Sales taxes amounted to $58,636, $53,415 and $250,291 for the years ended December 31, 2015, 2016 and 2017, respectively. Before subtracting sales taxes, gross direct sales revenues were $18,052,749, $13,406,943 and $19,135,633 and gross distribution sales revenues were $4,962,052, $3,124,927 and $1,404,945 for the years ended December 31, 2015, 2016 and 2017, respectively.

Advertising Costs, Policy [Policy Text Block]
(r) Advertising expenses

The Company records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Company then expenses the prepaid advertising expenses at the time of the first advertisement is shown. In the first quarter of 2015, the Company decided to stop purchasing TV advertising time. Advertising expenses were $2,203,996, $23,701 and nil for the years ended December 31, 2015, 2016 and 2017, respectively. The significant decrease in advertising expenses was associated with our exit from TV direct sales in early 2015.

Shipping and Handling Cost, Policy [Policy Text Block]
(s) Shipping and handling costs

The Company records costs incurred for outbound shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $2,059,934, $1,158,019 and $ 982,175 for the years ended December 31, 2015, 2016 and 2017, respectively.

Lessee, Leases [Policy Text Block]
(t) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Government Subsidies [Policy Text Block]
(u) Government subsidies

The Company receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Company, including value-added and income taxes. The Company records unrestricted government subsidies as other operating income in the consolidated statements of operations when these subsidies from the government agencies are received.

The government subsidies in 2015, 2016 and 2017 were $201,168, $66,648 and nil, respectively.

Income Tax, Policy [Policy Text Block]
(v) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. In November 2015, the FASB issued ASU 2015-17, to simplify the presentation of deferred income taxes, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The Company has elected to adopt ASU 2015-17 prospectively. As a result, the Company has presented all deferred tax assets and liabilities as non-current on the Company's consolidated balance sheet as of December 31, 2017.There was no impact on the Company's result of operations as a result of the adoption of ASU 2015-17.

The Company recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Company classifies interests and penalties related to income tax matters in income tax expense.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(w) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, and Bright Rainbow are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Company’s PRC subsidiaries and VIEs are denominated in their local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income in the consolidated statements of comprehensive income (loss).

The aggregated losses through foreign currency transactions in 2015, 2016 and 2017 were $(687,163), $(380,350) and $(241,771), respectively.

Concentration Risk Credit Risk [Policy Text Block]
(x) Concentration of credit risk

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and convertible loans. All of the Company’s cash and cash equivalents and restricted cash are held with large PRC state-owned financial institutions. The Company engages delivery companies, mainly EMS, to deliver products to customers and to collect cash from the customers using direct sales platforms. The Company conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Company establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers. The Company evaluated its credit risk with the convertible loan by performing ongoing evaluation on the borrower’s financial condition. The loan agreement has a personal guarantee from Mr. Robert W. Roche, Acorn International’s co-founder and current executive chairman, and is pledged with the equity of the borrower.

As of December 31, 2016 and 2017, no accounts receivables from a single delivery company were more than 10% of total accounts receivables.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(y) Share-based compensation

Share-based compensation cost is measured at grant date, based on fair value of the award, and recognized in expense over the requisite service period. For performance-based awards, the Company uses graded vesting when the performance condition is considered probable. The Company has made an estimate of expected forfeitures and recognizes compensation costs only for those equity awards expected to vest.

Earnings Per Share, Policy [Policy Text Block]
(z) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Company’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Non-controlling Interest [Policy Text Block]
(aa) Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests.

New Accounting Pronouncements, Policy [Policy Text Block]
(ab) Recently issued accounting pronouncements

ASU 2015-09 - Revenue from Contracts with Customers. In May 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard update on revenue recognition that will be applied to all contracts with customers. The update requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. It also requires more detailed disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued ASU No. 2015-14, deferring the effective date for ASU 2014-09 by one year, and thus, the new standard will be effective for fiscal years beginning after December 15, 2017, with early application permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The guidance allows for either a full retrospective or a modified retrospective transition method. The Company evaluated the effect of these accounting pronouncements on its financial statements and concluded that adoption of ASU 2015-09 will not have a material impact on its consolidated financial statements. The Company adopted this new guidance on January 1, 2018 using the modified retrospective application method.

ASU 2015-17 - Deferred income taxes. In November 2015, the FASB issued ASU 2015-17, to simplify the presentation of deferred income taxes, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this Update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this Update and within a particular tax jurisdiction. The Company has elected to adopt ASU 2015-17 prospectively. As a result, the Company has presented all deferred tax assets and liabilities as non-current on the Company's consolidated balance sheet as of December 31, 2017. There was no impact on the Company's result of operations as a result of the adoption of ASU 2015-17.

ASU 2016-01 - Financial Instruments. In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01), which requires that most equity investments be measured at fair value, with subsequent changes in fair value recognized in net income. The ASU 2016-01 also impacts financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. Entities will have to assess the realizability of such deferred tax assets in combination with the entities other deferred tax assets. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017 and for interim periods within that reporting period. The Company evaluated the effect of these accounting pronouncements on its financial statements and concluded that adoption of ASU 2016-01 will not have a material impact on its consolidated financial statements. The Company adopted this new guidance on January 1, 2018.

ASU 2016-02 - Leases. In February 2016, the FASB issued ASU No. 2016-02, Leases (ASU 2016-02), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early application permitted. Upon adoption, lessees must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company is currently evaluating the impact of its pending adoption of ASU 2016-02 on its consolidated financial statements.

ASU 2016-13 - Financial Instruments. In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (ASU 2016-13). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently evaluating the timing of adoption and impact of this new standard on its consolidated financial statements.

ASU 2016-15 - Statement of Cash Flows. In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15), which is intended to reduce the existing diversity in practice in how certain cash receipts and cash payments are classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years with early adoption permitted, provided that all of the amendments are adopted in the same period. The Company is currently evaluating the impact of its pending adoption of ASU 2016-15 on its consolidated financial statements.

ASU 2016-16 - Income Taxes. In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory (ASU 2016-16), which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This amends current GAAP which prohibits recognition of current and deferred income taxes for all types of intra-entity asset transfers until the asset has been sold to an outside party. ASU 2016-16 is effective for fiscal years beginning after December 15, 2017, including interim periods therein with early application permitted. Upon adoption, the Company must apply a modified retrospective transition approach through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, as well as its planned adoption date.

ASU 2016-18 - Restricted Cash. In November 2016, the FASB issued ASU 2016-18,"Statement of Cash Flows-Restricted Cash (a consensus of the FASB Emerging Issues Task Force)" effective for fiscal years beginning after December 15, 2017, and interim periods within that fiscal year. The standard addresses whether restricted cash and cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company is currently evaluating the impact of its pending adoption of ASU 2016-18 on its consolidated financial statements.

ASU 2018-02 - Tax Effects from Accumulated Other Comprehensive Income. In February 2018, the FASB issued ASU 2018-02 "Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income", effective for the annual report period beginning after the December 15,2018 including the interim reporting period within that period. This update allows companies to reclassify from Accumulated Other Comprehensive Income to Retained Earnings standard tax effects resulting from the enactment of the Tax Cuts and Jobs Act (the "Tax Act"). The Company is currently evaluating the impact of its pending adoption of ASU 2018-02 on its consolidated financial statements.